Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings (Loss) Per Share

The following table presents the calculation of basic and diluted earnings (loss) per share ("EPS").

	Year Ended December 31,
	2018	2017	2016
	(in millions, except per share amounts)
Basic EPS:
Numerator:
Net income (loss) from continuing operations attributable to Hilton stockholders	$764	$1,084	$(27)
Denominator:
Weighted average shares outstanding	302	324	329
Basic EPS	$2.53	$3.34	$(0.08)

Diluted EPS:
Numerator:
Net income (loss) from continuing operations attributable to Hilton stockholders	$764	$1,084	$(27)
Denominator:
Weighted average shares outstanding	305	327	329
Diluted EPS	$2.50	$3.32	$(0.08)

Approximately 1 million, 1 million and 2 million share-based compensation awards were excluded from the weighted average shares outstanding used in the computation of diluted EPS for the years ended December 31, 2018, 2017 and 2016, respectively, because their effect would have been anti-dilutive under the treasury stock method.